Preferred and Common Stock - Series D Convertible Preferred Stock - Common Stock and puttable common stock (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended			9 Months Ended	12 Months Ended
	Jan. 06, 2016	Jan. 17, 2017	Mar. 11, 2016	Apr. 01, 2016	May 08, 2017	Jun. 30, 2017	Jul. 01, 2016	Jun. 30, 2016	Oct. 03, 2016	Dec. 31, 2016	Dec. 31, 2015
Amount paid upon redemption						$ 1,750		$ 2,000
Share repurchase program, Authorized amount											$ 50,000
Acquisition of treasury stock, shares											2,704,752
Acquisition of treasury stock, cost											$ 9,904
Common stock shares authorized						250,000,000				250,000,000
Common stock - par value						$ 0.0001				$ 0.0001
Common stock shares issued						150,407,990				150,582,990
Common stock shares outstanding						150,407,990				150,582,990
Common Stock
Shares redeemed | shares						175,000		200,000
Conversion of Stock, Shares issued			1,200,000
Shares Issued						150,407,990		150,782,990		150,582,990	149,782,990
Puttable Common Stock
Shares redeemed | shares	100,000	100,000		100,000	75,000	175,000	100,000		100,000	400,000
Amount paid upon redemption	$ 1,000	$ 1,000		$ 1,000	$ 750		$ 1,000		$ 1,000
Series A Convertible Preferred Stock
Conversion of Stock, Shares converted			3,000